UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08910

MILES FUNDS, INC.
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1415 28th Street, Suite 200

WEST DES MOINES, IOWA 50266

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

AMY MITCHELL, TREASURER
MILES FUNDS, INC.
1415 28th Street, Suite 200
WEST DES MOINES, IOWA 50266
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

Vera Lichtenberger	John C. Miles, Esq.
Miles Funds, Inc.	Cline, Williams, Wright, Johnson & Oldfather
1415 28th Street, Suite 200 West Des Moines, Iowa 50266	1900 U.S. Banking, 233 S. 13th Street Lincoln, Nebraska 68508

Date of fiscal year end: March 31

Date of reporting period: July 1, 2011 - June 30, 2012

The following Miles Fund owned no securities in the period for which proxies were solicited or voted:

Institutional Money Market Fund

 SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant

Miles Funds, Inc.

By (Signature and Title)

Dave Miles,  President

(Principal Executive Officer)

Date: August 21, 2012